Note 8. Schedule of Future Minimum Lease Payments (Details) (USD $)	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
2013	$ 137,589
2014	141,428
2015	144,411
2016	123,336
Thereafter	0
Total	$ 546,764